Leases - Maturity of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Maturity of lease liabilities	$ 16,636	$ 10,680
1 year or less
Leases
Maturity of lease liabilities	3,822	3,576
1 to 2 years
Leases
Maturity of lease liabilities	3,883	1,022
2 to 5 years
Leases
Maturity of lease liabilities	4,879	2,192
Over 5 years
Leases
Maturity of lease liabilities	$ 4,052	$ 3,890